Schedule of Investments (unaudited) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,770	$5,112,007
Series A, 5.25%, 05/01/55	2,180	2,352,954
Series C-1, 5.25%, 02/01/53	13,790	14,580,726
Series F, 5.50%, 11/01/53	1,825	1,933,768
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,585	8,640,651
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	848,430
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,230	2,394,742
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	5,620	6,055,068
MidCity Improvement District, SAB 3.88%, 11/01/27	130	125,457
4.25%, 11/01/32	350	318,163
4.50%, 11/01/42	745	616,740
4.75%, 11/01/49	795	646,559
Southeast Alabama Gas Supply District, Refunding RB(a)
Series A, 5.00%, 08/01/54	5,000	5,372,242
Series B, 5.00%, 06/01/49	5,000	5,356,322
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	31,645	32,813,580
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,430	3,099,079
Tuscaloosa County Industrial Development
Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,118,813

		91,385,301

Arizona — 2.5%
Arizona Industrial Development Authority, RB 7.10%, 01/01/55(b)	4,495	4,585,313
Series A, 5.00%, 12/15/39(b)	150	148,141
Series A, 5.00%, 07/01/49(b)	1,440	1,302,861
Series A, 5.00%, 07/15/49	675	649,332
Series A, 5.00%, 07/01/54(b)	1,110	978,018
Series B, 5.13%, 07/01/47(b)	420	395,175
Series B, 5.25%, 07/01/51(b)	570	536,610
Sustainability Bonds, 5.00%, 07/01/45(b)	1,135	1,030,984
Sustainability Bonds, 5.00%, 07/01/55(b)	1,215	1,045,898
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	480	478,433
Series A, 5.50%, 07/01/52	2,970	2,770,416
Chandler Industrial Development Authority, RB, AMT, 5.00%, 06/01/49(a)	5,580	5,585,934
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	240,606
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 6.75%, 07/01/44(b)	810	812,549
Industrial Development Authority of the County of Pima, RB 5.13%, 07/01/39	700	662,932
5.25%, 07/01/49	870	780,801
Industrial Development Authority of the County of Pima, Refunding RB(b) 4.00%, 06/15/51	6,995	5,282,076

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, Refunding RB(b) (continued) 5.00%, 07/01/56	$1,270	$1,102,174
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,229,196
Maricopa County Industrial Development Authority, RB 5.25%, 10/01/40(b)	1,255	1,266,277
5.50%, 10/01/51(b)	1,255	1,244,937
Series A, 3.00%, 09/01/51	2,995	2,187,724
AMT, 4.00%, 10/15/47(b)	7,175	6,310,303

		40,626,690

Arkansas — 2.9%
Arkansas Development Finance Authority, RB 7.38%, 07/01/48(b)	7,700	8,478,939
AMT, 4.50%, 09/01/49(b)	14,525	14,333,785
AMT, 4.75%, 09/01/49(b)	17,005	16,896,158
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,106,445
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,484,823

		47,300,150

California — 2.8%
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,254,997
California Municipal Finance Authority, RB(b) 5.50%, 08/01/34	250	250,405
6.00%, 08/01/44	655	655,484
6.13%, 08/01/49	570	570,352
California Municipal Finance Authority, Refunding RB, Series A, 3.00%, 11/01/48	2,000	1,548,531
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	65,000	3,177,211
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,718,743
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	6,255	4,690,851
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,497,859
CSCDA Community Improvement Authority, RB, M/F Housing(b) 4.00%, 07/01/56	1,660	1,232,550
Series A, 3.00%, 09/01/56	5,550	3,681,883
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,764,689
Mezzanine Lien, Sustainability Bonds, 4.00%, 06/01/57	1,130	749,265
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	4,645	2,672,767
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	2,380	1,557,013
Sustainability Bonds, 4.00%, 07/01/58	1,405	971,173
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	1,058,312
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	39,020	4,403,153
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	4,420	1,819,721

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	$1,965	$1,827,080
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	1,155	811,046

		45,913,085

Colorado — 4.8%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	1,563	1,395,308
Aurora Crossroads Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/40	1,000	974,895
Series A, 5.00%, 12/01/50	500	465,677
Aviation Station North Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/39	750	723,996
Series A, 5.00%, 12/01/48	1,350	1,228,770
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	2,335	1,834,684
Cascade Ridge Metropolitan District, GO, 5.00%, 12/01/51	3,000	2,590,558
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	765,177
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,738,163
Series A, AMT, 4.13%, 11/15/53	3,225	3,054,666
Clear Creek Transit Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/41	575	509,704
Series A, 5.00%, 12/01/50	1,000	838,188
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	780	867,717
5.25%, 11/01/52	1,630	1,758,320
Series A, 5.00%, 05/15/35	1,255	1,019,941
Series A, 5.00%, 05/15/44	1,415	967,966
Series A, 5.00%, 05/15/49	2,175	1,403,703
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,144,534
Eagle Brook Meadows Metropolitan District No. 3, GO, Series 2021, 5.00%, 12/01/51	1,600	1,424,617
Fitzsimons Village Metropolitan District No. 3, Refunding GO
Series A-1, 4.00%, 12/01/26	800	767,043
Series A-1, 4.00%, 12/01/41	1,500	1,149,950
Series A-1, 4.25%, 12/01/55	3,095	2,163,648
Four Corners Business Improvement District, GO, 6.00%, 12/01/52	2,000	1,870,672
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	2,615	2,480,609
Greenways Metropolitan District No. 1, GO, Series A, 4.63%, 12/01/51	1,580	1,155,539
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,203,913
Horizon Metropolitan District No. 2, GO, 4.50%, 12/01/51(b)	1,675	1,213,805
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	580	512,728
Series A-2, 4.38%, 12/01/47	1,000	861,367
Karl’s Farm Metropolitan District No. 2, GO(b)
Series A, 5.38%, 12/01/40	515	478,599
Series A, 5.63%, 12/01/50	1,350	1,202,014

Security	Par (000)	Value

Colorado (continued)
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	$1,810	$1,361,830
Longs Peak Metropolitan District, GO, 5.25%, 12/01/51(b)	5,000	4,960,554
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,122,295
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	752,006
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50	1,000	960,256
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,669,193
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,360,998
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,442	1,291,151
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,238	1,195,777
Pronghorn Valley Metropolitan District, GO, Series A, 4.00%, 12/01/51	1,300	989,377
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	2,062,987
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,484	1,094,520
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,389,237
Southlands Metropolitan District No. 1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,106,024
Series A-1, 5.00%, 12/01/47	3,085	2,878,744
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	708	708,169
Thompson Crossing Metropolitan District No. 4, Refunding GO, 5.00%, 12/01/49	1,480	1,358,807
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,625,915
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	2,595	2,234,652
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	760,354
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/24(e)	595	618,637

		78,267,954

Connecticut(b) — 0.3%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45	845	709,610
Series A, 5.00%, 01/01/55	1,200	934,196
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	3,690	3,690,817

		5,334,623

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB,
Series AH-01, Class B, 6.88%, 05/01/39(b)	3,625	3,486,436
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	981,829

		4,468,265

District of Columbia — 1.8%
District of Columbia Tobacco Settlement Financing Corp., RB(c)
Series A, 0.00%, 06/15/46	15,740	3,805,236

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Tobacco Settlement Financing Corp., RB(c) (continued)
Series B, 0.00%, 06/15/46	$43,620	$9,471,601
Series C, 0.00%, 06/15/55	88,900	9,312,038
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	375	385,960
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,042,006
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(c)	3,005	2,406,808
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,046,315

		28,469,964

Florida — 11.3%
Artisan Lakes East Community Development District, SAB, Series 2021-1, 4.00%, 05/01/51	450	362,590
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,518,406
Series 2022, 5.00%, 05/01/53	1,175	1,075,211
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,099,857
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,132,581
Brevard County Health Facilities Authority, Refunding RB 4.00%, 11/15/45(b)	4,040	3,158,016
4.00%, 11/15/55(b)	5,960	4,292,621
Series A, 5.00%, 04/01/52	10,000	10,471,092
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	399,751
5.88%, 05/01/54	975	973,682
Series 2022, 5.63%, 05/01/42	740	773,194
Series 2022, 5.75%, 05/01/52	495	511,782
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	2,755	2,779,029
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,275	2,285,352
Capital Trust Agency, Inc., RB	2,250	2,126,085
4.50%, 01/01/35(b)
4.88%, 06/15/56(b)	6,670	5,299,842
Series A, 5.00%, 06/15/49(b)	500	485,309
Series A, 5.75%, 06/01/54(b)	1,925	1,580,555
Series B, 0.00%, 01/01/35(c)	3,210	1,605,633
Series B, 0.00%, 01/01/60(c)	64,500	3,931,487
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	41,470	2,816,262
Celebration Pointe Community Development District No. 1, SAB
4.75%, 05/01/24	85	85,016
5.00%, 05/01/34	1,180	1,180,025
Charles Cove Community Development District, SAB
3.75%, 05/01/30	360	345,873
4.25%, 05/01/40	975	885,031
4.38%, 05/01/50	1,505	1,300,704
Charlotte County Industrial Development Authority, RB(b) 5.00%, 10/01/49	3,040	3,030,775

Security	Par (000)	Value

Florida (continued)
Charlotte County Industrial Development Authority, RB(b) (continued)
AMT, 4.00%, 10/01/51	$1,575	$1,315,334
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	370	1,258
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	558,814
County of Lake Florida, RB(b)	550	531,728
5.00%, 01/15/39
5.00%, 01/15/49	825	734,019
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	5,125	1,544,011
Series A-2, 0.00%, 10/01/49	1,770	473,918
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	380,453
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	4,325	4,251,852
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	642,493
Series A-1, 4.60%, 05/01/52	1,090	965,908
Series A-2, 4.40%, 05/01/32	2,200	2,108,506
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,430,560
4.00%, 08/15/50	6,530	5,412,014
Florida Development Finance Corp., RB	2,830	2,253,894
5.25%, 06/01/55(b)
6.50%, 06/30/57(b)	1,515	1,432,443
Series A, 5.75%, 06/15/29(b)	695	696,146
Series A, 6.00%, 06/15/34(b)	835	836,777
Series A, 4.00%, 06/15/52	2,875	2,383,449
Series A, 5.00%, 06/15/56	1,525	1,494,425
Series A, 5.13%, 06/15/55(b)	10,455	8,992,674
Series B, 4.50%, 12/15/56(b)	5,945	4,409,375
Series C, 5.75%, 12/15/56(b)	2,030	1,673,890
AMT, 5.00%, 05/01/29(b)	3,550	3,541,037
AMT, 6.13%, 07/01/32(a)(b)	5,000	5,103,506
Series C, AMT, 8.25%, 07/01/57(a)(b)	4,000	3,999,945
Florida Development Finance Corp., Refunding RB(b)
Series A, 4.00%, 06/01/36	2,110	1,698,807
Series A, 4.00%, 06/01/46	1,700	1,170,662
Series A, 4.00%, 06/01/55	2,750	1,676,175
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	1,000	803,506
Grand Oaks Community Development District, SAB	910	826,029
4.25%, 05/01/40
4.50%, 05/01/52	1,015	885,662
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	920,077
4.00%, 05/01/50	1,500	1,241,220
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,073,390
Lakewood Ranch Stewardship District, SAB	580	587,302
4.95%, 05/01/29(b)
4.88%, 05/01/35	265	264,578
3.75%, 05/01/39(b)	570	495,194
5.50%, 05/01/39(b)	530	541,756

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued) 3.75%, 05/01/40	$525	$456,802
4.88%, 05/01/45	530	506,805
5.13%, 05/01/46	835	834,722
5.65%, 05/01/48(b)	875	888,436
4.00%, 05/01/49(b)	355	290,358
3.90%, 05/01/50	525	427,092
Series 1A, 4.25%, 05/01/28	535	532,705
Series 1A, 5.00%, 05/01/38	1,175	1,176,232
Series 1A, 5.10%, 05/01/48	2,545	2,476,048
Series 1B, 4.75%, 05/01/29	955	961,439
Series 1B, 5.30%, 05/01/39	1,090	1,104,505
Series 1B, 5.45%, 05/01/48	1,930	1,942,642
Laurel Road Community Development District, SAB Series A-1, 3.00%, 05/01/31	250	231,045
Series A-1, 3.25%, 05/01/41	1,010	802,456
Series A-1, 4.00%, 05/01/52	1,155	923,830
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,367,043
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	889,964
Mirada II Community Development District, SAB, 4.00%, 05/01/51	1,485	1,196,653
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	744,032
Series A-1, 4.25%, 05/01/51	1,430	1,204,834
Series A-2, 4.20%, 05/01/35	620	557,182
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,310	4,115,630
Poitras East Community Development District, SAB 5.00%, 05/01/43	460	452,075
5.25%, 05/01/52	1,650	1,616,418
Sandridge Community Development District, SAB Series A1, 3.88%, 05/01/41	615	538,920
Series A1, 4.00%, 05/01/51	600	493,304
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,520	2,696,605
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	1,970,081
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	355,488
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	321,161
Southern Groves Community Development District No. 5, SAB 3.38%, 05/01/25	100	99,054
4.00%, 05/01/30	175	167,333
4.30%, 05/01/40	825	712,730
4.50%, 05/01/46	600	502,860
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	481,436
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(d)	125	120,486
Series A-2, 4.25%, 05/01/37	910	849,447
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	135	1
Trout Creek Community Development District, SAB 5.38%, 05/01/38	670	681,939

Security	Par (000)	Value

Florida (continued)
Trout Creek Community Development District, SAB (continued) 5.50%, 05/01/49	$1,695	$1,713,921
V-Dana Community Development District, SAB(b) 3.50%, 05/01/31	525	500,107
4.00%, 05/01/40	750	665,736
4.00%, 05/01/51	1,200	969,249
Village Community Development District No. 14, SAB 5.38%, 05/01/42	3,330	3,479,817
5.50%, 05/01/53	2,485	2,591,681
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	1,040	1,074,192
West Villages Improvement District, SAB 4.25%, 05/01/29	400	395,101
4.75%, 05/01/39	885	867,100
5.38%, 05/01/44(b)(h)	500	495,050
5.00%, 05/01/50	1,415	1,369,128
5.63%, 05/01/54(b)(h)	355	350,932
Windward at Lakewood Ranch Community Development District, SAB 3.63%, 05/01/32	685	644,543
4.00%, 05/01/42	620	540,004
4.25%, 05/01/52	720	601,785

		182,806,687

Georgia — 1.1%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,290,896
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,135	3,044,872
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	669,458
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	778,806
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	2,000	2,111,638
Municipal Electric Authority of Georgia, RB Series A, 5.00%, 01/01/49	5,235	5,382,152
Series A, 5.00%, 07/01/52	2,765	2,871,213

		17,149,035

Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	336,130
Idaho Housing & Finance Association, RB(b) Series A, 6.00%, 07/01/39	370	379,940
Series A, 6.00%, 07/01/49	595	599,555
Series A, 6.00%, 07/01/54	570	572,220
Series A, 6.95%, 06/15/55	1,540	1,622,112
Series C, 5.00%, 12/01/46	1,000	967,362
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,349

		4,742,668

Illinois — 2.2%
Chicago Board of Education, Refunding GO Series B, 4.00%, 12/01/35	655	654,990
Series B, 4.00%, 12/01/41	4,905	4,597,987
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,740,855

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/37	$6,469	$6,515,067
Illinois Finance Authority, Refunding RB 6.00%, 02/01/34	335	335,051
6.13%, 02/01/45	790	790,032
Series A, 5.00%, 05/15/56	815	640,719
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	5,009,745
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	9,028,179
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,705,792

		36,018,417

Indiana — 0.5%
City of Valparaiso Indiana, RB AMT, 6.75%, 01/01/34	525	525,445
AMT, 7.00%, 01/01/44	1,270	1,270,854
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	2,325	1,615,875
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,088,306
Indianapolis Local Public Improvement Bond Bank, RB, 6.00%, 03/01/53	1,850	1,976,023

		8,476,503

Iowa — 0.2%
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	894,482
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,600	1,635,144

		2,529,626

Kansas(b) — 0.2%
City of Shawnee Kansas, RB 5.00%, 08/01/41	770	752,311
5.00%, 08/01/56	1,900	1,689,600

		2,441,911

Kentucky — 1.3%
City of Henderson Kentucky, RB(b) AMT, 4.45%, 01/01/42	2,540	2,535,055
Series A, AMT, 4.70%, 01/01/52	2,435	2,397,542
Series B, AMT, 4.70%, 01/01/52	6,000	5,907,702
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(c)	250	245,559
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	9,000	9,076,693

		20,162,551

Louisiana(b) — 0.7%
Louisiana Public Facilities Authority, RB Series A, 5.25%, 06/01/51	1,830	1,521,848
Series A, 5.25%, 06/01/60	3,385	2,696,003
Series A, 6.50%, 06/01/62	855	819,938
AMT, 6.50%, 10/01/53	2,160	2,284,540
Parish of St James Louisiana, RB, Series 2, 6.35%, 07/01/40	3,160	3,443,025

		10,765,354

Maine — 0.3%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	5,600	4,389,250

Maryland — 1.5%
City of Baltimore Maryland, RB 4.88%, 06/01/42	260	260,853
5.00%, 06/01/51	780	758,852

Security	Par (000)	Value

Maryland (continued)
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	$1,500	$1,408,610
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	3,996,926
Maryland Health & Higher Educational Facilities Authority, RB Series A, 7.00%, 03/01/55(b)	8,165	8,487,087
Series B, 4.00%, 04/15/50	10,000	9,667,600

		24,579,928

Massachusetts — 0.4%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	654,968
Massachusetts Development Finance Agency, Refunding RB(b) 4.00%, 10/01/32	355	335,128
4.13%, 10/01/42	855	753,140
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	4,415	4,644,390

		6,387,626

Michigan — 0.4%
Advanced Technology Academy, Refunding RB 3.50%, 11/01/24	65	64,234
5.00%, 11/01/44	160	150,331
Michigan Strategic Fund, RB 5.00%, 11/15/42	280	258,687
AMT, 5.00%, 12/31/43	2,030	2,043,017
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	4,450	4,442,464

		6,958,733

Minnesota — 0.5%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	3,895	3,326,279
Duluth Economic Development Authority, Refunding RB Series A, 4.25%, 02/15/48	1,925	1,939,149
Series A, 5.25%, 02/15/58	2,790	2,840,940

		8,106,368

Missouri — 0.3%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	1,020	825,401
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	339,359
Kansas City Industrial Development Authority, Refunding RB Class B, 5.00%, 11/15/46	772	632,200
Class D, 2.00%, 11/15/46	344	15,378
Kansas City Land Clearance Redevelopment Authority, TA(b) Series B, 4.38%, 02/01/31	2,755	2,560,687
Series B, 5.00%, 02/01/40	1,240	1,154,363

		5,527,388

Montana — 0.5%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	7,500	7,313,739

Nebraska — 0.3%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	4,545	4,753,528

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	800	735,817

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	$1,490	$1,534,164
5.00%, 07/01/45	1,460	1,487,141

		3,757,122

New Hampshire — 0.6%
New Hampshire Business Finance Authority, RB Series A, 4.13%, 08/15/40	1,435	1,230,869
Series A, 4.25%, 08/15/46	1,610	1,297,528
Series A, 4.50%, 08/15/55	3,350	2,663,009
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	2,465	2,444,654
New Hampshire Business Finance Authority, Refunding RB, Series C, AMT, 4.88%, 11/01/42(b)	2,515	2,252,409

		9,888,469

New Jersey — 0.8%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	340	340,242
Middlesex County Improvement Authority, RB Series B, 6.13%, 01/01/25	2,495	30,813
Series B, 6.25%, 01/01/37(f)(g)	5,400	66,690
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(e)	2,060	2,266,390
Series A, 5.00%, 07/01/37	375	372,919
Series A, 5.25%, 11/01/54(b)	3,955	3,478,171
Series B, 6.50%, 04/01/31	2,215	2,222,625
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,894,118
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%, 06/15/50	3,000	2,876,633

		13,548,601

New York — 7.0%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(f)(g)	3,750	2,047,118
Build NYC Resource Corp., RB Series A, 5.00%, 07/01/32	2,255	2,159,230
Series A, 5.13%, 07/01/33	620	631,771
Series A, 6.13%, 07/01/43	1,780	1,854,307
Series A, 6.38%, 07/01/53	3,260	3,363,183
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,165	2,173,093
City of New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,683,706
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	447,991
New York City Housing Development Corp., RB, M/F Housing Series C-1A, 4.15%, 11/01/39	3,105	3,083,597
Series C-1A, 4.20%, 11/01/44	3,190	3,122,591
Series C-1A, 4.30%, 11/01/47	4,655	4,272,350
New York Liberty Development Corp., Refunding RB 3.25%, 09/15/52	4,045	3,107,096
Series 1, 2.75%, 02/15/44	14,320	10,866,984
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,746,665
New York State Dormitory Authority, Refunding RB Series A, 3.00%, 03/15/51	4,200	3,125,783
Series D, 4.00%, 02/15/47	12,925	12,526,538
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	3,000	2,884,306
New York Transportation Development Corp., ARB AMT, 5.00%, 01/01/25	1,000	1,003,669

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB (continued) AMT, 5.00%, 12/01/35	$10,000	$10,909,122
AMT, 4.00%, 01/01/36	5,000	4,965,877
AMT, 5.63%, 04/01/40	2,215	2,414,862
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	3,845	4,048,523
AMT, 4.00%, 04/30/53	3,365	2,832,961
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,838,243
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	467,190
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	1,140	1,203,905
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	10,000	9,101,997
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34(h)	1,570	1,593,580
Westchester County Local Development Corp., Refunding RB 5.00%, 07/01/41(b)	3,300	3,188,848
5.00%, 07/01/46(b)	2,205	2,086,863
Series A, 5.13%, 07/01/55	1,100	888,624
Westchester Tobacco Asset Securitization Corp., Refunding RB Sub-Series C, 4.00%, 06/01/42	670	628,561
Sub-Series C, 5.13%, 06/01/51	2,000	2,011,182

		112,280,316

North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,867,983
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,842,109

		3,710,092

Ohio — 3.7%
American Municipal Power, Inc., Refunding RB, 4.00%, 02/15/37	2,750	2,852,346
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	39,600	37,403,677
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,293,417
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	620	610,721
5.25%, 05/01/40	615	587,708
5.50%, 05/01/50	2,895	2,639,481
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,840	4,426,882
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	3,124,199
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	3,900	3,534,069
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,140,739
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,065	893,362

		60,506,601

Oklahoma — 1.4%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	14,390	15,098,835
Series A-2, 7.25%, 09/01/51(b)	1,920	2,014,577

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oklahoma (continued)
Oklahoma Development Finance Authority, RB (continued)
Series B, 5.00%, 08/15/38	$785		$803,692
Series B, 5.50%, 08/15/52	2,415		2,482,097
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165		1,068,501
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050		1,054,882

			22,522,584

Oregon — 0.1%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800		751,833
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915		808,757
Series A, 5.25%, 06/15/55	505		451,576

			2,012,166

Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	8,785		8,864,074
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475		336,052
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(e)	1,750		1,755,159
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880		819,645
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,470		1,428,709
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	905		905,915
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	10,000		9,203,510
AMT, 5.75%, 06/30/48	2,890		3,207,403
AMT, 5.25%, 06/30/53	4,830		5,132,648
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	5,390		5,390,867
School District of Philadelphia, GO, Series A, (SAW), 5.50%, 09/01/48	490		552,334

			37,596,316

Puerto Rico — 10.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	39,660		3,143,919
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(c)	2,000		218,632
Commonwealth of Puerto Rico, GO	83,476		44,533,656
0.00%, 11/01/51(a)
Series A-1, 0.00%, 11/01/43(a)	13,868		8,005,737
Series A-1, Restructured, 5.38%, 07/01/25	—	(j)	3
Series A-1, Restructured, 5.63%, 07/01/29	11,002		11,999,162
Series A-1, Restructured, 5.75%, 07/01/31	5,352		5,979,485
Series A-1, Restructured, 4.00%, 07/01/33	1,849		1,839,280
Series A-1, Restructured, 4.00%, 07/01/35	2,010		1,970,802
Series A-1, Restructured, 4.00%, 07/01/37	4,281		4,145,767
Series A-1, Restructured, 4.00%, 07/01/41	4,939		4,645,756
Series A-1, Restructured, 4.00%, 07/01/46	2,017		1,844,848
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	5,283		3,478,339
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	24,647		6,320,473

Security	Par (000)	Value

Puerto Rico (continued)
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49(c)	$3,300	$987,274
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	1,075	1,018,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,000	6,650,387
Puerto Rico Electric Power Authority, RB(f)(g)
Series A, 7.25%, 07/01/30	250	65,469
Series A, 7.00%, 07/01/33	8,735	2,287,499
Series A, 6.75%, 07/01/36	5,830	1,526,745
Series A, 7.00%, 07/01/40	1,000	261,877
Series A, 5.00%, 07/01/42	1,605	420,313
Series A, 5.05%, 07/01/42	1,080	282,828
Series A, 7.00%, 07/01/43	775	202,955
Series A-1, 10.00%, 07/01/24	230	60,287
Series A-2, 10.00%, 07/01/30	1,161	304,152
Series A-3, 10.00%, 07/01/24	748	195,797
Series B-3, 10.00%, 07/01/24	748	195,797
Series C-1, 5.40%, 02/01/24	2,054	537,942
Series C-2, 5.40%, 07/01/24	2,054	538,029
Series C-3, 5.40%, 01/01/20	208	54,386
Series C-4, 5.40%, 07/01/24	208	54,386
Series CCC, 5.00%, 07/01/22	715	187,242
Series CCC, 5.00%, 07/01/25	620	162,364
Series CCC, 5.25%, 07/01/26	590	154,508
Series CCC, 5.25%, 07/01/28	1,945	509,351
Series D-1, 7.50%, 02/01/24	2,332	610,758
Series D-2, 7.50%, 01/03/25	4,430	1,160,099
Series D-4, 7.50%, 07/01/24	709	185,738
Series TT, 5.00%, 07/01/24	900	235,690
Series TT, 5.00%, 07/01/25	3,270	856,339
Series TT, 5.00%, 07/01/26	455	119,154
Series WW, 5.38%, 07/01/24	5,315	1,391,878
Series WW, 5.50%, 07/01/24	1,225	320,800
Series WW, 5.25%, 07/01/25	1,940	508,042
Series WW, 5.25%, 07/01/33	315	82,491
Series WW, 5.50%, 07/01/38	415	108,679
Series XX, 5.25%, 07/01/27	230	60,232
Series XX, 5.25%, 07/01/35	705	184,624
Series XX, 5.75%, 07/01/36	2,870	751,588
Series XX, 5.25%, 07/01/40	8,385	2,195,842
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/24	765	200,336
Series AAA, 5.25%, 07/01/25	3,560	932,283
Series AAA, 5.25%, 07/01/28	3,655	957,162
Series AAA, 5.25%, 07/01/29	190	49,757
Series UU, 0.00%, 07/01/24(a)	2,785	729,329
Series UU, 4.45%, 07/01/31(a)	1,345	352,225
Series UU, 0.00%, 07/01/49(a)	1,135	297,231
Series ZZ, 5.25%, 07/01/24	5,420	1,419,376
Series ZZ, 5.25%, 07/01/25	265	69,398
Series ZZ, 5.00%, 07/01/27	330	86,420
Series ZZ, 5.00%, 07/01/28	345	90,348
Series ZZ, 5.25%, 07/04/50	1,050	274,971
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
AMT, 6.50%, 01/01/42	445	525,238
AMT, 6.75%, 01/01/45	1,360	1,621,473

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	$8,216	$8,160,107
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,487,771
Series A-2, Restructured, 4.33%, 07/01/40	14,090	13,934,980
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	2,914	2,398,024
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,800,742
Series A-1, Restructured, 0.00%, 07/01/46	32,941	10,522,398
Series A-1, Restructured, 0.00%, 07/01/51	18,000	4,245,342
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,579,757

		176,290,961

South Carolina — 0.4%
City of Hardeeville South Carolina, SAB(b)	300	287,553
3.00%, 05/01/27
3.50%, 05/01/32	490	438,561
3.88%, 05/01/41	875	732,257
4.00%, 05/01/52	820	623,866
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,291,977
South Carolina Jobs-Economic Development Authority, RB	1,935	1,741,429
7.50%, 08/15/62(b)
Series A, 5.00%, 11/15/42	585	547,585
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 11/15/27	385	370,221

		7,033,449

Tennessee — 1.3%
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(f)(g)	4,060	442,134
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	1,635	1,414,244
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	2,350	1,839,009
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	4,000	1,464,604
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	499,746
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	7,935,272
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,360	6,718,331

		20,313,340

Texas — 7.4%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,541,018
Arlington Higher Education Finance Corp., RB(b) 5.63%, 08/15/54	6,260	5,659,401
7.50%, 04/01/62	1,970	1,945,588
7.88%, 11/01/62	1,670	1,685,842
Brazoria County Industrial Development Corp., RB,
AMT, 7.00%, 03/01/39	1,555	1,436,730
Central Texas Regional Mobility Authority,
Refunding RB(c)
0.00%, 01/01/28	3,000	2,655,119
0.00%, 01/01/29	500	428,962
0.00%, 01/01/30	1,330	1,103,126

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB (c) (continued)
0.00%, 01/01/31	$4,000	$3,208,401
City of Crandall Texas, SAB(b) 4.00%, 09/15/31	200	190,921
4.75%, 09/15/31	100	97,949
4.25%, 09/15/41	770	693,185
5.00%, 09/15/41	500	481,295
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	290,331
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	7,135	7,337,382
AMT, 4.00%, 07/01/41	3,600	3,351,884
Series A, AMT, 6.63%, 07/15/38	1,110	1,111,648
Series B-1, AMT, 5.00%, 07/15/35	5,000	5,032,544
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	629,766
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 4.75%, 07/01/24	910	911,299
AMT, 5.00%, 07/01/29	6,600	6,609,812
Series C, AMT, 5.00%, 07/15/27	3,925	4,019,239
City of Marble Falls Texas, SAB(b) 4.63%, 09/01/31	100	97,202
4.88%, 09/01/41	295	278,591
5.13%, 09/01/51	500	463,458
City of San Marcos Texas, SAB(b) 3.75%, 09/01/27	228	223,996
4.00%, 09/01/32	237	224,393
4.25%, 09/01/42	750	666,889
4.50%, 09/01/51	520	448,499
Fort Bend County Industrial Development Corp.,
RB, Series B, 4.75%, 11/01/42	1,380	1,380,234
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	469,062
Series A, 5.00%, 01/01/43	520	466,821
Series A, 5.13%, 01/01/48	1,535	1,353,869
Hemphill County Hospital District, GO 4.63%, 02/01/39	1,500	1,395,603
4.75%, 02/01/45	2,500	2,280,964
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,157,748
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,357,808
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 07/01/57	3,000	2,388,809
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52 .	5,000	4,654,858
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,048,779
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	381,400
Series A, 5.75%, 08/15/45	735	742,684
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	2,620	2,008,412
AMT, 2.88%, 01/01/41	4,100	2,949,559
AMT, 3.00%, 01/01/50	23,435	15,193,891
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	7,160	6,147,948
Series A, AMT, 4.00%, 01/01/50	8,435	6,580,885
San Antonio Education Facilities Corp., RB Series A, 5.00%, 10/01/41	645	552,137

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Education Facilities Corp., RB (continued) Series A, 5.00%, 10/01/51	$885	$697,426
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,610,968
Texas Transportation Commission State Highway 249 System, RB, CAB(c) 0.00%, 08/01/46	2,580	869,214
0.00%, 08/01/47	3,850	1,229,518
0.00%, 08/01/48	4,070	1,226,828
0.00%, 08/01/49	3,825	1,086,350
0.00%, 08/01/50	5,485	1,469,533
0.00%, 08/01/51	3,230	815,321
0.00%, 08/01/52	3,230	763,924
0.00%, 08/01/53	290	64,866

		119,169,889

Utah — 1.0%
County of Utah, RB, Series A, 3.00%, 05/15/50	940	718,893
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,088,482
Utah Housing Corp., RB, S/F Housing Series A, (GNMA), 4.50%, 01/21/49	1,162	1,159,142
Series B, (GNMA), 4.50%, 02/21/49	1,893	1,887,291
Series C, (GNMA), 4.50%, 03/21/49	968	952,708
Series D, (GNMA), 4.50%, 04/21/49	2,157	2,133,940
Series E, (GNMA), 4.50%, 05/21/49	1,507	1,500,033
Series F-G2, (GNMA), 4.50%, 06/21/49	2,357	2,334,314
Series G-G2, (GNMA), 4.50%, 07/21/49	1,357	1,342,637
Series H, (GNMA), 4.50%, 08/21/49	1,174	1,168,911
Series I, (GNMA), 4.50%, 11/21/48	648	645,276
Series J, (GNMA), 4.50%, 12/21/48	980	977,135

		15,908,762

Vermont(b) — 0.6%
East Central Vermont Telecommunications District, RB Series A, 4.75%, 12/01/40	2,850	2,213,915
Series A, 4.50%, 12/01/44	3,695	2,642,304
Series A, 6.88%, 12/01/46	3,630	3,500,146
Series A, 4.50%, 12/01/50	3,000	2,055,933

		10,412,298

Virginia — 2.3%
Ballston Quarter Community Development Authority, TA Series A-1, 5.50%, 03/01/46	1,154	1,095,164
Series A-2, 7.13%, 03/01/59(d)	2,770	2,048,776
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	9,770	9,354,755
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,362,695
James City County Economic Development Authority, RB Series A, 6.88%, 12/01/58	1,475	1,614,966
Series C3, 5.25%, 12/01/27	990	992,449
Lower Magnolia Green Community Development Authority, SAB(b) 5.00%, 03/01/35	460	460,023
5.00%, 03/01/45	475	453,424
Norfolk Economic Development Authority, Refunding RB, Series B, 4.00%, 11/01/48	10,745	10,297,067

Security	Par (000)	Value

Virginia (continued)
Norfolk Redevelopment & Housing Authority, RB Series A, 5.00%, 01/01/49	$1,250	$1,082,959
Series B, 4.00%, 01/01/25	910	899,852
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,500	2,374,099
Virginia Beach Development Authority, RB 5.38%, 09/01/29	1,085	1,106,936
7.00%, 09/01/53	1,800	2,019,338
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885	2,388,302

		37,550,805

Washington — 0.6%
Washington Economic Development Finance Authority, RB, Series A, AMT, 5.63%, 12/01/40(b)	3,470	3,485,678
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50(b)	1,240	1,079,598
Washington State Housing Finance Commission, Refunding RB 5.75%, 01/01/35(b)	355	333,373
5.00%, 01/01/43(b)	2,000	1,816,735
6.00%, 01/01/45(b)	940	865,335
Series A, 5.00%, 07/01/43	920	926,811
Series A, 5.00%, 07/01/48	620	613,650

		9,121,180

Wisconsin — 4.3%
Public Finance Authority, ARB AMT, 4.00%, 07/01/41	530	409,425
AMT, 4.25%, 07/01/54	3,690	2,619,900
Public Finance Authority, RB 6.25%, 10/01/31(b)(f)(g)	910	127,400
5.00%, 06/15/39	310	310,793
5.00%, 06/15/41(b)	925	847,237
7.75%, 07/01/43(b)	9,100	9,249,616
7.00%, 10/01/47(b)(f)(g)	910	127,400
5.63%, 06/15/49(b)	5,950	4,959,048
5.00%, 06/15/53	645	610,077
5.00%, 06/15/55(b)	2,405	1,992,802
5.00%, 01/01/56(b)	3,790	3,253,067
Series A, 4.25%, 06/15/31(b)	170	158,438
Series A, 5.00%, 06/01/40(b)	750	683,895
Series A, 5.00%, 06/15/41(b)	510	457,884
Series A, 6.85%, 11/01/46(b)(f)(g)	1,325	662,500
Series A, 7.00%, 11/01/46(b)(f)(g)	805	402,500
Series A, 5.38%, 07/15/47(b)	1,595	1,527,903
Series A, 5.00%, 06/01/49(b)	1,340	1,127,823
Series A, 5.63%, 06/15/49(b)	7,940	7,509,435
Series A, 5.00%, 06/15/51(b)	1,060	872,563
Series A, 5.25%, 12/01/51(b)	5,280	4,012,618
Series A, 5.00%, 06/15/55(b)	11,540	8,628,106
Series A, 4.75%, 06/15/56(b)	2,405	1,646,797
Series A-1, 4.50%, 01/01/35(b)	875	835,061
Series B, 0.00%, 01/01/35(b)(c)	1,085	542,614
Series B, 0.00%, 01/01/60(b)(c)	31,635	1,928,273
AMT, 4.00%, 09/30/51	4,000	3,362,441
AMT, 4.00%, 03/31/56	3,370	2,774,195
Public Finance Authority, Refunding RB(b) 5.00%, 05/15/32	980	927,562
5.00%, 03/01/52	1,300	1,103,182
Public Finance Authority, TA, Series A, 5.00%, 06/01/41(b)	540	524,951
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54(h)	975	999,614

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	$4,840	$3,144,679
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	732,577

		69,072,376

Total Municipal Bonds — 88.2% (Cost: $1,507,890,308)		1,425,570,671

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

New York — 0.8%
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,421,924

Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	13,349,311

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.6% (Cost: $24,707,442)		25,771,235

Total Long-Term Investments — 89.8% (Cost: $1,532,597,750)		1,451,341,906

	Shares

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.48%(l)(m)	149,583,140	149,598,099

Total Short-Term Securities — 9.3% (Cost: $149,591,026)		149,598,099

Total Investments — 99.1% (Cost: $1,682,188,776)		1,600,940,005

Other Assets Less Liabilities — 1.9%		31,805,727

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%		(16,528,304)

Net Assets — 100.0%		$1,616,217,428

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$79,899,513	$69,686,304	(a)	$—	$14,418	$(2,136)	$149,598,099	149,583,140	$1,920,761	$—

(a)	Represents net amount purchased (sold).

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	121	06/18/24	$13,406	$(79,604)
U.S. Long Bond	123	06/18/24	14,814	(313,478)

				$(393,082)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,425,570,671	$—	$1,425,570,671
Municipal Bonds Transferred to Tender Option Bond Trusts	—	25,771,235	—	25,771,235
Short-Term Securities
Money Market Funds	149,598,099	—	—	149,598,099
Unfunded Commitments(a)	—	—	17,994,007	17,994,007

	$149,598,099	$1,451,341,906	$17,994,007	$1,618,934,012

Derivative Financial Instruments(b)
Liabilities
Interest Rate Contracts	$(393,082)	$—	$—	$(393,082)

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $16,330,000 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock High Yield Municipal Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Municipal Bonds	Unfunded Commitments	Total
Assets
Opening balance, as of June 30, 2023	$3,336,920	$—	$3,336,920
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,336,920)	—	(3,336,920)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	—	17,994,007	17,994,007
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of March 31, 2024	$—	$17,994,007	$17,994,007

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(a)	$—	$17,994,007	$17,994,007

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

12